FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Warrant Liabilities (Detail) - Level 3 - Recurring - USD ($)		12 Months Ended
	Mar. 08, 2021	Dec. 31, 2021
Warrant [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial measurement	$ 13,882,167
Change in valuation inputs or other assumptions		$ (1,576,196)
Fair value as of December 31, 2021		13,340,717
Warrant [Member] | Over-allotment option
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial measurement		1,034,746
Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial measurement	4,730,000
Change in valuation inputs or other assumptions		(541,006)
Fair value as of December 31, 2021		4,677,805
Public Warrants [Member] | Over-allotment option
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial measurement		488,811
Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial measurement	$ 9,152,167
Change in valuation inputs or other assumptions		(1,035,190)
Fair value as of December 31, 2021		8,662,912
Private Placement Warrants [Member] | Over-allotment option
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial measurement		$ 545,935